Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Operating Expenses

in CHF thousands	For the Years Ended December 31,
	Research and Development Expenses			General and Administrative Expenses			Total Operating Expenses
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Personnel expense	(4,608)	(4,407)	(3,826)	(4,449)	(2,416)	(1,771)	(9,057)	(6,823)	(5,597)

Payroll	(4,313)	(4,189)	(3,612)	(3,939)	(2,306)	(1,657)	(8,252)	(6,495)	(5,269)
Share-based compensation	(295)	(218)	(214)	(510)	(110)	(114)	(804)	(328)	(328)

Operating expenses	(17,616)	(5,161)	(5,510)	(6,615)	(2,208)	(2,221)	(24,231)	(7,369)	(7,732)

in CHF thousands	For the Years Ended December 31,
	Research and Development Expenses			General and Administrative Expenses			Total Operating Expenses
	2022	2021	2020	2022	2021	2020	2022	2021	2020
External service providers	(17,205)	(4,786)	(5,154)	(2,294)	(1,681)	(1,744)	(19,499)	(6,467)	(6,898)
Other operating expenses	(184)	(189)	(167)	(4,249)	(478)	(438)	(4,433)	(667)	(606)
Depreciation of PPE	(111)	(78)	(89)	(20)	(10)	(15)	(132)	(88)	(104)
Depreciation of right-of-use assets	(116)	(108)	(99)	(52)	(39)	(24)	(167)	(147)	(124)

Total	(22,224)	(9,568)	(9,337)	(11,064)	(4,624)	(3,992)	(33,288)	(14,192)	(13,329)

Schedule of Finance Income

Finance income
in CHF thousands	For the Years Ended December 31,
	2022	2021	2020
Interest income	126	21	10

Total finance income	126	21	10

Schedule of Finance Expense

Finance expense
in CHF thousands	For the Years Ended December 31,
	2022	2021	2020
Interest expense accrued on Series B and C preferred shares	(6,343)	(4,996)	(2,560)
Interests on lease liabilities	(45)	(49)	(50)
Interest expense	(54)	(75)	(18)

Total finance expense	(6,442)	(5,120)	(2,628)

Schedule of Total Tax (Expense)

	For the Years Ended December 31,
in CHF thousands	2022	2021	2020
Current income tax (expense) / benefit	(90)	(22)	(1)
Deferred tax (expense) / income	35	(5)	(82)

Total tax (expense) / income reported in the income statement	(55)	(27)	(83)

Schedule of Reconciliation of Profit (Loss) Multiplied by Weighted Average Applicable Tax Rate

	For the Years Ended December 31,
in CHF thousands	2022	2021	2020
Groups average expected tax rate	13.9%	13.6%	13.6%
Accounting loss before income tax	(38,643)	(18,524)	(14,790)
Taxes at weighted average income tax	5,380	2,521	1,997
Effect of unrecorded tax losses	(4,468)	(1,869)	(1,732)
Effect of non deductible expenses	(968)	(679)	(348)

Total tax income / (expense) reported in the income statement	(55)	(27)	(83)

Schedule of Group Reportable Losses Maturity	Below is the maturity of the Group reportable losses:

	As of December 31,
in CHF thousands	2022	2021
2025	16,733	16,733
2026	13,113	13,113
2027	12,437	12,437
2028	14,865	14,865
2029	31,790	—

Total	88,938	57,148

Schedule of Deductible Temporary Differences for which No Deferred Tax Asset is Recognised
The Group did not recognize the following temporary differences:

	As of December 31,
in CHF thousands	2022	2021
Pension	91	845
Tax losses in Switzerland	88,938	57,148
Leasing	(125)	(85)
Intangible asset	(4,025)	(4,025)

Total	84,879	53,883

Schedule of Deferred Taxes

	For the Years Ended December 31,
The balance sheet contains the following	2022	2021
Deferred tax assets	24	—
Deferred tax liabilities	—	(11)